October 8, 2013

VIA EDGAR SUBMISSION

Securities and Exchange Commission

450 Fifth Street

Judiciary Plaza

Washington, D.C. 20549

Re: Prudential Investment Portfolios 17: Form N-1A

Post-Effective Amendment No. 33 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 34 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 33-55441

Investment Company Act No. 811-333-07215

Dear Sir or Madam:

On behalf of Prudential Short Duration Multi-Sector Fund (the “Fund”), a new series of Prudential Investment Portfolios 17 (effective October 31, 2013 the registrant will change its name from “Prudential Total Return Bond Fund, Inc.” to “Prudential Investment Portfolios, Inc. 17”) (the “Company”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing Post-Effective Amendment No. 33 to the Registration Statement under the 1933 Act; Amendment No. 34 to the Registration Statement under the 1940 Act (the “Amendment”). Such Amendment has been marked to indicate changes effected in said Amendment as compared to Post-Effective Amendment No. 32 under the 1933 Act and Amendment No. 33 under the 1940 Act.

This filing is being made pursuant to Rule 485(a) under the 1933 Act in order to add the Fund as a new series of the Trust.

The Fund intends to file a subsequent post-effective amendment on or before December 3, 2013 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

To assist you with the review of this filing, we note that many sections of the Registration Statement are substantially similar to those sections in Registration Statements which were recently reviewed by the Staff: Prudential World Fund,

Registration Statement on Form N-1A, effective on September 24, 2013 (File No. 002-89725 and 811-03981); Prudential Investment Portfolios 15, Registration Statement on Form N-1A, effective on October 26, 2012 (File No. 002-63394 and 811-02896) (the “Prior Short Duration Filing”); Prudential Investment Portfolios 12, effective December 21, 2010 (File No. 333-42705, and 811-08565) (collectively the “Prior Registration Statements”).

The Amendment contains all applicable Staff comments to the Prior Registration Statements. The Amendment includes substantially similar disclosure to the Prior Registration Statements.

With respect to the term “Short Duration” in the Fund’s name, please note that we discussed such terms in the Prior Short Duration Filing as well as in the Prudential Short Duration High Yield Fund, Registration Statement on Form N-2, declared effective on April 25, 2012(File No. 333-178016 and 811- 22632) and the Prudential Global Short Duration High Yield Fund, Registration Statement on Form N-2, declared effective on December 21, 2012 (File Nos. 333-182826 and 811-22724). Each of these registration statements have the same average weighted duration and maturity as the Fund.

Since the Amendment is substantially similar to the Prior Registration Statements of mutual funds in the same fund complex that were recently reviewed by the Staff and declared effective by the Staff, we request that the Amendment receives “no review” or limited review if deemed necessary by the staff, except with respect to the sections that the registrant has noted as being substantially different. The Amendment will go effective on December 3, 2013 and we would appreciate receiving the Staff’s comments, if any, on or about November 25, 2013.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-802-5032. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Claudia DiGiacomo

Claudia DiGiacomo

Vice President and Corporate Counsel